Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

12. INCOME TAXES

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains.

Singapore

SinCo and TOYO Singapore are subject to corporate income tax for its business operation in Singapore. Tax on corporate income is imposed at a flat rate of 17%.

China

TOYO China is subject to PRC Corporate Income Tax (“CIT”) on the taxable income in accordance with the relevant PRC income tax laws. Effective from January 1, 2008, the PRC’s statutory, Enterprise Income Tax (“EIT”) rate is 25%.

Vietnam

TOYO Solar is subject to Vietnam Enterprise Income Tax (“EIT”) on the taxable income in accordance with the relevant Vietnam income tax laws. The Vietnam’s statutory, Enterprise Income Tax (“EIT”) rate is 20%.

Qualified as a High and New Technology Enterprise, the Company received the preferential tax treatments since its inception, and is exempt from income taxes for the first two years since the year ended December 31, 2023 when Company generated taxable income through year 2024. The Company is entitled to a preferential income tax rate of 10% for four years ended December 31, 2025 through 2028.

USA

For the U.S. jurisdiction, TOYO USA Holding, TOYO America, TOYO Solar LLC and TOYO Texas are subject to federal and state income taxes on its business operations.

The Company also evaluated the impact from the recent tax reforms in the United States, including the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) and Inflation Reduction Act. No material impact on the Company is expected based on our analysis. We will continue to monitor the potential impact going forward.

Ethiopia

TOYO Ethiopia is subject to corporate income tax for its business operation in Ethiopia. Tax on corporate income is imposed at a flat rate of 30%. Qualified as a High and New Technology Enterprise, the Company received the preferential tax treatments since its inception, and is exempt from income taxes for the year ended December 31, 2024.

The income tax expenses consist of the following components:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Current income tax expenses	$781,238	$—	$—
Deferred income tax expenses	—	—	—
Total income expenses	$781,238	$—	—

The reconciliation of income tax expenses computed at the statutory tax rate applicable to income tax expenses is as follows:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Net income (loss) before tax	$41,281,557	$9,889,155	$(186,839)
Provision for income taxes at Vietnam statutory income tax rate (20%)	8,256,311	1,997,831	(37,368)
Effect of non-deductible expenses	1,835	99,413	29,844
Effect of preferential income taxes	(1,740,475)	(2,097,244)	7,524
Effect of different income tax rates in other jurisdictions	(5,951,672)	—	—
Effect of changes in tax rates	(259,743)	—	—
Effect of changes in valuation allowance	474,982	—	—
Effective income tax expenses	$781,238	$—	$—

The significant components of deferred taxes were as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Lease liabilities	$6,900,691	$—
Inventory write down	249,367	—
Net operating losses	245,205	—
Total deferred tax assets	7,395,263	—
Less: valuation allowance	(474,982)	—
Total deferred tax assets, net of valuation allowance	6,920,281	—

Deferred tax liabilities:
Right of use assets	(6,920,281)	—
Net deferred tax assets	$—	$—

The changes related to valuation allowance are as follows:

	For the Year Ended December 31,		For the Period from its inception on November 8, 2022 through December 31,
	2024	2023	2022
Balance at beginning of the year	$—	$—	$—
Additions	474,982	—	—
Reversals	—	—	—
Balance at end of the year	$474,982	$—	$—

Total net operating losses (NOLs) carryforwards of the Company’s PRC subsidiary is $488,213 as of December 31, 2024 will expire in calendar years 2025 through 2029, if not utilized. The NOLs carryforwards of the Company’s USA subsidiaries and Ethiopia subsidiary is $577,560 and $592,990, respectively, as of December 31, 2024, which can be carried forward without an expiration date.

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not generate future taxable income prior to the expiration of the majority of net operating losses. Accordingly, as of December 31, 2024 and 2023, a valuation allowance of $474,982 and $nil has been established respectively.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023 and 2024, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023 and 2024, the Company did not incur any interest and penalties related to potential underpaid income tax expenses.